Projected Annual Minimum Rental Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 11,156
2014	11,281
2015	11,083
2016	10,686
2017	9,416
Thereafter	59,593
Projected annual minimum rental commitments	$ 113,215